COMMON STOCK (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
COMMON STOCK (Tables)
Summary of stock option activity
2021 Options Outstanding	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value

Balance Outstanding - January 1, 2021	1,405,000	$0.24	7.7	$-

Granted	-	$-
Exercised	-	$-
Forfeited	-	$-
Balance Outstanding - June 30, 2021	1,405,000	$0.24	7.4	$-

Exercisable - June 30, 2021	1,405,000	$0.24	7.4	$-
2021 Nonvested Options	Number of Options	Weighted Average Grant Date Fair Value	Weighted Average Remaining Years to Vest

Nonvested - January 1, 2021	-	$-	0.0

Granted	-	$-
Vested	-	$-
Forfeited/expired	-
Nonvested - June 30, 2021	-	$-	0.00

2019 Options Outstanding	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value

Balance Outstanding - January 1, 2018	198,402	$10.40	0.7	$-

Granted	1,300,000	$0.25	10.2
Exercised	-
Forfeited/expired	(142,245)	$9.05

Balance Outstanding - December 31, 2018	1,356,157	$0.31	9.8	$-

Exercisable - December 31, 2018	489,490	$0.29	9.1	$-

Balance Outstanding - January 1, 2019	1,356,157	$0.31	9.8	$-

Granted	135,000	$0.15	9.2
Exercised	-
Forfeited	(81,157)	$1.17
Balance Outstanding - December 31, 2019	1,410,000	$0.24	9.2	$-

Exercisable - December 31, 2019	976,667	$0.24	9.2	$-
2019 Nonvested Options	Number of Options	Weighted Average Grant Date Fair Value	Weighted Average Remaining Years to Vest
Nonvested - January 1, 2018	18,719	$10.40	0.7

Granted	1,300,000	$0.13
Vested	(452,052)	$0.31
Forfeited/expired	-

Nonvested - December 31, 2018	866,667	$0.13	1.6

Nonvested - January 1, 2019	866,667	$0.13	1.6

Granted	135,000	$0.15
Vested	(568,334)	$0.13
Forfeited/expired	-
Nonvested - December 31, 2019	433,333	$0.13	0.6

Summary of stockholders equity note warrants or rights
2020 Options Outstanding	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value

Balance Outstanding - January 1, 2020	1,410,000	$0.24	8.7	$-

Granted	-	$-
Exercised	(5,000)	$0.15
Forfeited	-	$-
Balance Outstanding - December 31, 2020	1,405,000	$0.24	7.7	$-

Exercisable - December 31, 2020	1,405,000	$0.24	7.7	$-
2020 Nonvested Options	Number of Options	Weighted Average Grant Date Fair Value	Weighted Average Remaining Years to Vest

Nonvested - January 1, 2020	433,333	$0.13	0.6

Granted	-	$-
Vested	(433,333)	$0.13
Forfeited/expired	-
Nonvested - December 31, 2020	-	$-	0.00